Investor A Institutional [Member] Investment Objectives and Goals - Investor A Institutional [Member] - iShares Russell Small/Mid-Cap Index Fund	Jul. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Overview Key Facts About iShares Russell Small/Mid-Cap Index Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The investment objective of iShares Russell Small/Mid-Cap Index Fund (the “Fund”), a series of BlackRock FundsSM (the “Trust”), is to seek to track the performance of the small to mid-cap segment of the U.S. equity universe.